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[JORDEN BURT BOROS CICCHETTI BERENSON & JOHNSON LLP LETTERHEAD]
Jorden Burt Boros Cicchetti Berenson & Johnson LLP
1025 Thomas Jefferson Street, N.W.
East Lobby - Suite 400
Washington, D.C. 20007-0805

Christopher S. Petito                                             (202) 965-8152


                                 April 9, 1998


VIA EDGAR
---------

Securities and Exchange Commission
450 5th Street, N.W.
Washington D.C. 20549


        Re:  Certification pursuant to Rule 497(j)
             Pacific Global Fund, Inc., dba Pacific Advisors Fund Inc. 1933 Act File No. 33-50208
             1940 Act File No. 811-7062
             --------------------------


Dear Sir or Madam:

        Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information for both classes of shares for the above-captioned registrant, each dated April 1, 1998, that would have been filed under paragraph (c) of Rule 497, do not differ from those contained in the most recent amendment to the registration statement, that such amendment was filed electronically via EDGAR on April 1, 1998, and that this certification is being made within five days after the commencement of a public offering after the effective date of such amendment.


                                                Very truly yours,

                                                /s/ Christopher S. Petito

                                                Christopher S. Petito

cc: George Henning